Rights of Use - Gross Costs, Accumulated Depreciation, and Impairment Losses of Rights of Use (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 7,579	€ 4,982	€ 6,939
Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	793	762	1,514
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	3,561	2,819	3,793
Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	3,024	1,238	1,434
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	201	163	€ 198
Gross cost
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	12,112	7,482
Gross cost | Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	1,491	1,326
Gross cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	6,214	4,107
Gross cost | Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	4,003	1,740
Gross cost | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	404	309
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(4,533)	(2,500)
Accumulated depreciation | Land and Natural Properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(698)	(564)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(2,653)	(1,288)
Accumulated depreciation | Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(979)	(502)
Accumulated depreciation | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ (203)	€ (146)